Capital management (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Long-term debt	$ 1,184,162	$ 1,180,274
Cash and cash equivalents	$ 225,665	$ 270,989	$ 439,135